Risk Management - Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loans and accounts receivable at amortized cost	$ 23,795,548	$ 21,576,108
Chile [member]
Disclosure of credit risk exposure [line items]
Reported ECL	665,107
Loans and accounts receivable at amortized cost	$ 19,975,179
Expected credit loss rate	3.33%
Chile [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.22%
Chile [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.32%
Chile [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.41%
Colombia [member]
Disclosure of credit risk exposure [line items]
Reported ECL	$ 282,705
Loans and accounts receivable at amortized cost	$ 4,768,181
Expected credit loss rate	5.93%
Colombia [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.74%
Colombia [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.93%
Colombia [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	6.11%